Principal associates - Reconciliation of financial information for principal associates by carrying value (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Revenue		$ 40,030	$ 33,781	$ 34,829
Profit after tax		8,851	4,776	(1,719)
Other comprehensive income		3,088	(63)	(2,030)
Total comprehensive income/(loss) for the year	[1]	11,939	4,713	$ (3,749)
– Non-current assets		76,554	74,177
– Current assets		18,678	15,055
– Current liabilities		(11,225)	(9,362)
– Non-current liabilities		(33,262)	(34,133)
Net assets		51,115	45,730
Net assets/(liabilities)		51,115	45,730
Investments in equity accounted units		4,486	5,019
Boyne Smelters Limited [member]
Disclosure of associates [Line Items]
Profit after tax		5	12
Other comprehensive income		56	(4)
Total comprehensive income/(loss) for the year		61	8
– Non-current assets		1,468	1,465
– Current assets		88	66
– Current liabilities		(99)	(121)
– Non-current liabilities		(996)	(987)
Net assets		$ 461	$ 423
Group interest (%), Associate		59.40%	59.40%
Net assets/(liabilities)		$ 461	$ 423
Group's ownership interest		274	251
Investments in equity accounted units		159	163
Carrying value of Group's interest		$ 433	$ 414

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited share capital.